FAIR VALUE MEASUREMENTS (Details 1) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer to Level 1	$ 9,000,000.0
Transfer to Level 2	6,700,000
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning		$ 21,912,800
Change in fair value		(6,260,800)
Transfer to Level 1		(8,970,000)
Transfer to Level 2		(6,682,000)
Fair value at ending
Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning		9,354,800
Change in fair value		(2,672,800)
Transfer to Level 1
Transfer to Level 2		(6,682,000)
Fair value at ending
Public Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning		12,558,000
Change in fair value		(3,588,000)
Transfer to Level 1		(8,970,000)
Transfer to Level 2
Fair value at ending